Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Schedule of Detailed Information of Intangible Assets

Intangible assets

Cost	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
Software	$-	$-	$-	$360	$360
Health Canada Licenses - OGBC	1,611	-	1,611	-	1,611
Health Canada Licenses - Peace Naturals	9,596	-	9,596	-	9,596
Israeli Code - Cronos Israel G.S. Cultivations Ltd. (i)	-	-	-	156	156
Israeli Code - Cronos Israel G.S. Manufacturing Ltd. (i)	-	-	-	218	218
	$11,207	$-	$11,207	$734	$11,941

(i)

Israeli Codes were transferred by non-controlling interests to Cronos Israel in exchange for their equity interests in the Cronos Israel entities specified above. Refer to Note 14. Thus, these capital contributions are considered non-cash additions and have been excluded from the consolidated statement of cash flows.

Accumulated amortization	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
Software	$-	$-	$-	$73	$73
Health Canada Licenses - OGBC	-	-	-	101	101
Health Canada Licenses - Peace Naturals	-	-	-	533	533
	$-	$-	$-	$707	$707
Net book value	$11,207		$11,207		$11,234

(b)	Goodwill

	As at January 1, 2017	Additions	As at December 31, 2017	Additions	As at December 31, 2018
OGBC	$392	$-	$392	$-	$392
Peace Naturals	1,400	-	1,400	-	1,400
	$1,792	$-	$1,792	$-	$1,792

Summary of Key Assumptions Used in Estimation of Receivable Amounts of CGU
	OGBC	Peace Naturals
Weighted average cost of capital (after-tax)	12%	12%
Average growth rate*	0%	14%

* The average growth rate is the annualized average of the expected year-over-year growth rate (in EBITDA) over five years.